Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade and other receivables

	2021 £’000	2020 £’000	2019 £’000
Trade receivables	33	95	22
Prepayments	607	258	151
Other receivables	394	219	3,444
Total trade and other receivables	1,034	572	3,617
Less: non-current portion (rental deposit and on bond)	–	–	(2,625)
Current portion	1,034	572	992